Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of income taxes in consolidated statements of operations

	Year ended
Income taxes in consolidated statements of operations	December 31, 2023	December 31, 2022	December 31, 2021
Current tax expense	1,909	3,223	2,818
Deferred tax (recovery) expense	(1,142)	459	305
Total tax (benefit) expense	767	3,682	3,123

Schedule of reconciliation between the effective income tax rate and the statutory income tax rate
Reconciliation between the Effective Income Tax Rate and the Statutory Income Tax Rate

	Year ended
	December 31, 2023		December 31, 2022		December 31, 2021
	$	%	$	%	$	%
Income tax expense in international offices taxed at different rates	2,814	1.2	4,349	2.0	3,366	2.0
Expenses not deductible for tax purposes	454	0.2	283	0.1	408	0.2
Prior year tax adjustments	45	—	83	—	(231)	(0.1)
Effect of change in tax rate	(76)	—	125	0.1	(1,217)	(0.7)
Change in valuation allowance	(2,192)	(1.0)	(1,364)	(0.6)	585	0.4
Other - net	(278)	(0.1)	206	0.1	212	0.1
Income tax (benefit) expense at effective tax rate	767	0.3	3,682	1.7	3,123	1.9

Schedule of deferred income taxes

Deferred income taxes	December 31, 2023	December 31, 2022

Deferred income tax asset
Tax loss carried forward	5,058	5,863
Allowance for compensated absence	23	19
Deferred income tax asset before valuation allowance	5,081	5,882
Less: valuation allowance	(1,287)	(3,478)
Deferred income tax asset after valuation allowance	3,794	2,404

Deferred income tax liability
Fixed assets	(595)	(477)
Total deferred income tax liability	(595)	(477)
Net deferred income tax assets	3,199	1,927